1933 Act

Rule 497(j)

September 14, 2007	VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	PHLVIC Variable Universal Life Account

PHL Variable Insurance Company

Registration Nos. 333-81458 and 811-09065

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information does not differ from that contained in the Registrant’s most recent registration statement filed electronically on Form N-6 pursuant to Rule 485(b) on September 7, 2007.

If you have any questions concerning this filing, please call the undersigned at 860/403-5878.

Very truly yours,

/s/ Lois L. McGuire
Lois L. McGuire
Director
Phoenix Life Insurance Company